Other Income and Expenses - Summary of Wages and Salaries and Pension Scheme Contributions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	¥ 29,798	¥ 19,245	¥ 21,155
Equity-settled share-based payment expenses	19,416
Pension scheme contributions	¥ 129	¥ 3,053	¥ 4,249